CHANGES IN EQUITY (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance, value	R$ 80,143.8	R$ 83,327.8	R$ 84,017.6
Fiscal incentive reserve
Investments reserve	0.1
Ending balance, value	99,580.5	80,143.8	83,327.8
Net Income Reserves Investment Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	25,786.1	22,055.9	18,359.2
Fiscal incentive reserve
Investments reserve	10,339.1	3,730.2	3,696.7
Ending balance, value	36,125.2	25,786.1	22,055.9
Net Income Reserves Legal Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	4.5	4.5	4.5
Fiscal incentive reserve
Investments reserve
Ending balance, value	4.5	4.5	4.5
Net Income Reserves Fiscal Incentive [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	17,399.3	14,846.6	12,827.9
Fiscal incentive reserve	108.1	2,552.7	2,018.7
Investments reserve
Ending balance, value	17,507.4	17,399.3	14,846.6
Net Income Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	43,189.9	36,907.0	31,191.6
Fiscal incentive reserve	108.1	2,552.7	2,018.7
Investments reserve	10,339.1	3,730.2	3,696.7
Ending balance, value	R$ 53,637.1	R$ 43,189.9	R$ 36,907.0